                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Joho Capital, L.L.C.
Address:      55 East 59th Street
              New York, New York  10022


Form 13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tim McManus
Title:   Chief Financial Officer
Phone:   (212) 326-9560

Signature, Place, and Date of Signing:


/s/ Tim McManus         New York, New York     August 10, 2001
-------------------     ------------------     -----------------
[Signature]             [City, State]          [Date]



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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     $181,320,269


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None

         [Repeat as necessary.]

























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

                                                      JOHO CAPITAL, L.L.C.
                                                          JUNE 30, 2001
                                                            FORM 13F

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   OTHER         (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     MANAGERS      SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

AFLAC, INC           Common Stock   001055102   27,578,942    875,800   Sole                      None       Sole
Linear Technology    Common Stock   535678106   25,072,740    567,000   Sole                      None       Sole
LEXMARK              Common Stock   529771107   19,193,150    285,400   Sole                      None       Sole
Xilinx Inc           Common Stock   983919101   17,856,920    433,000   Sole
INTERNET
 INITIATIVE JAPAN
 INC ADR             Common Stock   46059T109   17,789,200  2,488,000   Sole                      None       Sole
PROVIDIAN
 FINANCIAL CORP      Common Stock   74406A102   16,777,280    238,400   Sole                      None       Sole
SANDISK              Common Stock   80004C101   16,734,000    600,000   Sole                      None       Sole
ELECTRONIC
 ARTS INC            Common Stock   285512109   14,609,907    252,330   Sole                      None       Sole
DELL                 Common Stock   247025109   10,198,500    390,000   Sole                      None       Sole
SK TELECOM LTD ADR   Common Stock   78440P108    6,760,000    400,000   Sole                      None       Sole
COSTCO WHOLESALE
 CORP                Common Stock   22160K105    3,697,200     90,000   Sole                      None       Sole
Compal Electronics
 - W/I GDR           Common Stock   20440Y109    3,210,000    600,000   Sole                      None       Sole
Crosswave
 Communications ADR  Common Stock   227686102    1,424,250    633,000   Sole                      None       Sole
EXODUS
 COMMUNICATIONS, INC Common Stock   302088109      418,180    203,000   Sole                      None       Sole
                     Total Market Value:      $181,320,269












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